UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds, LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30, 2016

Date of reporting period: OCTOBER 1, 2015 – MARCH 31, 2016

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

March 31, 2016

AMG SouthernSun Small Cap Fund

Investor Class: SSSFX     |     Institutional Class: SSSIX

AMG SouthernSun U.S. Equity Fund

Investor Class: SSEFX     |     Institutional Class: SSEIX    |    Class C: SSECX

www.amgfunds.com |	SAR076-0316

AMG Funds

Semi-Annual Report—March 31, 2016 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG SouthernSun Small Cap Fund	4
AMG SouthernSun U.S. Equity Fund	6

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	8

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	9
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	10
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	11
Detail of changes in assets for the past two fiscal periods

Financial Highlights	12
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	15
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Expense Ratio for	Beginning Account Value	Ending Account Value	Expenses Paid During
Six Months Ended March 31, 2016	the Period	10/01/15	3/31/16	the Period*
AMG SouthernSun Small Cap Fund
Investor Class
Based on Actual Fund Return	1.21%	$1,000	$1,067	$6.25
Hypothetical (5% return before expenses)	1.21%	$1,000	$1,019	$6.11
Institutional Class
Based on Actual Fund Return	0.96%	$1,000	$1,068	$4.96
Hypothetical (5% return before expenses)	0.96%	$1,000	$1,020	$4.85
AMG SouthernSun U.S. Equity Fund
Investor Class
Based on Actual Fund Return	1.20%	$1,000	$1,056	$6.17
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,019	$6.06
Institutional Class
Based on Actual Fund Return	0.95%	$1,000	$1,059	$4.89
Hypothetical (5% return before expenses)	0.95%	$1,000	$1,020	$4.80
Class C
Based on Actual Fund Return	1.95%	$1,000	$1,054	$10.01
Hypothetical (5% return before expenses)	1.95%	$1,000	$1,015	$9.82

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

Fund Performance (unaudited)

Periods ended March 31, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2016.

	Six	One	Five	Ten	Since	Inception
Average Annual Total Retuns[1]	Months*	Year	Years	Years	Inception	Date
AMG SouthernSun Small Cap Fund [2,3,4,5,6,7,8]
Investor Class	6.67%	(13.93)%	6.54%	7.67%	10.30%	10/01/03
Institutional Class	6.79%	(13.74)%	6.81%	—	14.97%	09/30/09
Russell 2000® Index[9]	2.02%	(9.76)%	7.20%	5.26%	8.03%	10/01/03	†
AMG SouthernSun U.S. Equity Fund [2,3,4,5,6,7,8]
Investor Class	5.65%	(10.42)%	—	—	9.13%	4/10/12
Institutional Class	5.85%	(10.17)%	—	—	9.41%	4/10/12
Class C	5.36%	(11.10)%	—	—	8.37%	4/10/12
Russell 2500TM Index[10]	3.68%	(7.31)%	8.58%	6.47%	11.96%	4/10/12	†
Russell Midcap® Index[11]	5.94%	(4.04)%	10.30%	7.45%	13.42%	4/10/12	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors Inc., member FINRA/SIPC.

*	Not annualized.
†	The date reflects the inception date of the Fund, not the index.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2016. All returns are in U.S. dollars ($).
[2]	AMG SouthernSun Small Cap Fund’s and AMG SouthernSun U.S. Equity Fund’s inception dates and returns for all periods beginning prior to March 31, 2014 reflects performance of the predecessor Funds, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund, respectively, and were managed by SouthernSun Asset Management, LLC with the same investment objectives and substantially similar investment policies.
[3]	From time to time the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[4]	The Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
[5]	The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time. Value stocks may underperform growth stocks during given periods.
[6]	The Fund is subject to risks associated with investments in mid- and small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[7]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for less than 60 days.
[8]	Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.
[9]	The Russell 2000® Index is composed of the 2,000 smallest stocks in the Russell 3000® Index and is widely regarded in the industry as the premier measure of small-cap stock performance. Unlike the Fund, the Russell 2000® Index is unmanaged, is not available for investment and does not incur expenses.
[10]	The Russell 2500TM Index measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. It includes approximately 2,500 of the smallest companies in the Russell 3000® Index. Unlike the Fund, the Russell 2500TM Index is unmanaged, is not available for investment and does not incur expenses.
[11]	The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25 percent of the total market capitalization of the Russell 1000® Index. Unlike the Fund, the Russell Midcap® Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG SouthernSun Small Cap Fund

Fund Snapshots (unaudited)

March 31, 2016

PORTFOLIO BREAKDOWN

	AMG SouthernSun	Russell 2000®
Sector	Small Cap Fund*	Index
Industrials	38.3%	13.0%
Health Care	14.5%	13.7%
Consumer Discretionary	12.7%	14.0%
Consumer Staples	10.7%	3.6%
Information Technology	9.0%	18.0%
Energy	6.7%	2.5%
Materials	0.0%	3.9%
Financials	0.0%	26.1%
Utilities	0.0%	4.3%
Telecommunications Services	0.0%	0.9%
Other Assets and Liabilities	8.1%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Darling Ingredients, Inc.**	6.2%
Clean Harbors, Inc.**	5.5
The Brink’s Co.	5.3
Chicago Bridge & Iron Co. N.V.**	5.0
AmSurg Corp.**	5.0
Newfield Exploration Co.**	4.9
Diebold, Inc.**	4.8
Hill-Rom Holdings, Inc.	4.8
Centene Corp.**	4.7
AGCO Corp.**	4.7

Top Ten as a Group	50.9%

**	Top Ten Holdings as of September 30, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun Small Cap Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2016

	Shares	Value
Common Stocks - 91.9%
Consumer Discretionary - 12.7%
Polaris Industries, Inc.	148,375	$14,611,970
Tenneco, Inc.*	303,825	15,650,026
Thor Industries, Inc.	216,986	13,837,197
Total Consumer Discretionary		44,099,193
Consumer Staples - 10.7%
Darling Ingredients, Inc.*	1,625,668	21,410,048
Sanderson Farms, Inc.[1]	175,020	15,783,304
Total Consumer Staples		37,193,352
Energy - 6.7%
CARBO Ceramics, Inc.	445,551	6,326,824
Newfield Exploration Co.*	510,953	16,989,187
Total Energy		23,316,011
Health Care - 14.5%
AmSurg Corp.*	231,118	17,241,403
Centene Corp.*	266,495	16,408,097
Hill-Rom Holdings, Inc.	328,785	16,537,885
Total Health Care		50,187,385
Industrials - 38.3%
The ADT Corp.	156,905	6,473,900
AGCO Corp.	329,247	16,363,576
The Brink’s Co.	547,299	18,383,773
Chicago Bridge & Iron Co. N.V.[1]	472,615	17,292,983
Clean Harbors, Inc.*	384,910	18,991,459
IDEX Corp.	194,385	16,110,629
Nordson Corp.	156,139	11,872,810
The Timken Co.	462,445	15,487,283
Trinity Industries, Inc.	633,215	11,594,167
Total Industrials		132,570,580
Information Technology - 9.0%
Broadridge Financial Solutions, Inc.	248,475	14,737,052
Diebold, Inc.	573,380	16,576,416
Total Information Technology		31,313,468
Total Common Stocks (cost $320,651,192)		318,679,989

	Principal Amount	Value
Short-Term Investments - 9.9%
Repurchase Agreements - 2.2%[2]
BNP Paribas Securities Corp., dated 03/31/16,due 04/01/16, 0.310%, total to be received $1,783,403 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/15/16 - 02/01/46, totaling $1,819,056)	$1,783,388	$1,783,388
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.360%, total to be received $1,783,406 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 05/31/16 - 09/09/49, totaling $1,819,056)	1,783,388	1,783,388
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/16, due 04/01/16, 0.300%, total to be received $1,783,403 (collateralized by various U.S. Government Agency Obligations, 1.406% - 7.000%, 05/15/24 - 01/20/66, totaling $1,819,056)	1,783,388	1,783,388
Mitsubishi UFJ Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.320%, total to be received $1,783,404 (collateralized by various U.S. Government Agency Obligations, 0.875% - 6.000%, 03/31/18 - 08/01/48, totaling $1,819,058)	1,783,388	1,783,388
RBC Capital Markets LLC, dated 03/31/16, due 04/01/16, 0.260%, total to be received $375,389 (collateralized by various U.S. Government Agency Obligations, 0.000% - 4.250%, 05/15/16 - 08/15/40, totaling $382,894)	375,386	375,386
Total Repurchase Agreements		7,508,938

	Shares
Other Investment Companies - 7.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	26,885,946	26,885,946
Total Short-Term Investments (cost $34,394,884)		34,394,884
Total Investments - 101.8% (cost $355,046,076)		353,074,873
Other Assets, less Liabilities - (1.8)%		(6,390,078)
Net Assets - 100.0%		$346,684,795

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun U.S. Equity Fund

Fund Snapshots (unaudited)

March 31, 2016

PORTFOLIO BREAKDOWN

Sector	AMG SouthernSun U.S. Equity Fund*	Russell 2500TM Index	Russell Midcap® Index
Industrials	38.7%	15.1%	13.0%
Consumer Discretionary	18.1%	14.8%	16.7%
Information Technology	13.3%	15.1%	14.2%
Consumer Staples	6.1%	3.3%	6.4%
Health Care	4.9%	11.1%	9.0%
Energy	4.7%	3.0%	4.6%
Utilities	4.6%	5.3%	6.8%
Materials	3.0%	6.3%	5.6%
Financials	0.0%	25.3%	22.7%
Telecommunication Services	0.0%	0.7%	1.0%
Other Assets and Liabilities	6.6%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

% of
Security Name	Net Assets
Darling Ingredients, Inc.**	6.1%
The ADT Corp.**	6.0
Clean Harbors, Inc.**	5.6
Polaris Industries, Inc.	5.3
The Western Union Co.**	5.2
Hanesbrands, Inc.**	5.1
Chicago Bridge & Iron Co., N.V.**	5.0
Centene Corp.	4.9
IDEX Corp.**	4.9
Newfield Exploration Co.**	4.7

Top Ten as a Group	52.8%

**	Top Ten Holdings as of September 30, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG SouthernSun U.S. Equity Fund

Schedule of Portfolio Investments (unaudited)

March 31, 2016

	Shares	Value
Common Stocks - 93.4%
Consumer Discretionary - 18.1%
Hanesbrands, Inc.	1,290,780	$36,580,705
Murphy USA, Inc.*	439,243	26,991,482
Polaris Industries, Inc.	386,795	38,091,572
Thor Industries, Inc.	457,165	29,153,412
Total Consumer Discretionary		130,817,171
Consumer Staples - 6.1%
Darling Ingredients, Inc.*	3,368,225	44,359,523
Energy - 4.7%
Newfield Exploration Co.*	1,023,301	34,024,758
Health Care - 4.9%
Centene Corp.*	575,225	35,416,603
Industrials - 38.7%
The ADT Corp.	1,050,955	43,362,403
AGCO Corp.	669,865	33,292,290
Chicago Bridge & Iron Co., N.V.	982,885	35,963,762
Clean Harbors, Inc.*	820,325	40,474,836
Flowserve Corp.	751,950	33,394,100
IDEX Corp.	426,770	35,370,698
The Timken Co.	963,330	32,261,922
Trinity Industries, Inc.	1,384,825	25,356,146
Total Industrials		279,476,157
Information Technology - 13.3%
Broadridge Financial Solutions, Inc.	511,925	30,362,272
Knowles Corp.*,1	2,090,295	27,550,088
The Western Union Co.[1]	1,966,065	37,925,394
Total Information Technology		95,837,754
Materials - 3.0%
WestRock Co.	550,359	21,480,512
Utilities - 4.6%
OGE Energy Corp.	1,163,550	33,312,436
Total Common Stocks (cost $719,549,039)		674,724,914

	Principal Amount	Value
Short-Term Investments - 9.4%
Repurchase Agreements - 3.3%[2]
Citigroup Global Markets, Inc., dated 03/31/16,due 04/01/16, 0.310%, total to be received $4,543,137 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.500%, 09/22/16 - 03/31/23, totaling $4,633,960)	$4,543,098	$4,543,098
Daiwa Capital Markets America, dated 03/31/16, due 04/01/16, 0.360%, total to be received $817,803 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 05/31/16 - 09/09/49, totaling $834,151)	817,795	817,795
HSBC Securities USA, Inc., dated 03/31/16, due 04/01/16, 0.290%, total to be received $5,677,137 (collateralized by various U.S. Government Agency Obligations, 1.375% - 6.500%, 07/01/18 - 03/01/46, totaling $5,790,642)	5,677,091	5,677,091
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 03/31/16, due 04/01/16, 0.300%, total to be received $5,677,138 (collateralized by various U.S. Government Agency Obligations, 1.406% - 7.000%, 05/15/24 - 01/20/66, totaling $5,790,633)	5,677,091	5,677,091
Mizuho Securities USA, Inc., dated 03/31/16,due 04/01/16, 0.340%, total to be received $5,677,145 (collateralized by various U.S. Government Agency Obligations, 1.944% - 9.500%, 10/01/19 - 06/01/44, totaling $5,790,633)	5,677,091	5,677,091
State of Wisconsin Investment Board, dated 03/31/16, due 04/01/16, 0.380%, total to be received $1,511,339 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $1,544,605)	1,511,323	1,511,323
Total Repurchase Agreements		23,903,489

	Shares
Other Investment Companies - 6.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.38%	44,175,681	44,175,681
Total Short-Term Investments (cost $68,079,170)		68,079,170
Total Investments - 102.8% (cost $787,628,209)		742,804,084
Other Assets, less Liabilities - (2.8)%		(20,301,439)
Net Assets - 100.0%		$722,502,645

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG SouthernSun Small Cap Fund	$355,247,224	$51,658,657	$(53,831,008)	$(2,172,351)
AMG SouthernSun U.S. Equity Fund	788,286,931	46,594,219	(92,077,066)	(45,482,847)

*	Non-income producing security.
[1]	Some or all of these shares were out on loan to various brokers as of March 31, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG SouthernSun Small Cap Fund	$7,248,638	2.1%
AMG SouthernSun U.S. Equity Fund	23,336,227	3.2

[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2016 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of March 31, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun Small Cap Fund
Investments in Securities
Common Stocks†	$318,679,989	—	—	$318,679,989
Short-Term Investments
Repurchase Agreements	—	$7,508,938	—	7,508,938
Other Investment Companies	26,885,946	—	—	26,885,946

Total Investments in Securities	$345,565,935	$7,508,938	—	$353,074,873

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG SouthernSun U.S. Equity Fund
Investments in Securities
Common Stocks†	$674,724,914	—	—	$674,724,914
Short-Term Investments
Repurchase Agreements	—	$23,903,489	—	23,903,489
Other Investment Companies	44,175,681	—	—	44,175,681

Total Investments in Securities	$718,900,595	$23,903,489	—	$742,804,084

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of March 31, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

March 31, 2016

	AMG	AMG
	SouthernSun	SouthernSun
	Small Cap Fund	U.S. Equity Fund
Assets:
Investments at value* (including securities on loan valued at $7,248,638 and $23,336,227, respectively)	$353,074,873	$742,804,084
Receivable for investments sold	2,057,917	3,578,830
Receivable for Fund shares sold	140,562	1,927,438
Dividends, interest and other receivables	156,397	450,969
Prepaid expenses	18,741	28,362
Total assets	355,448,490	748,789,683
Liabilities:
Payable upon return of securities loaned	7,508,938	23,903,489
Payable for Fund shares repurchased	889,708	1,713,635
Accrued expenses:
Investment advisory and management fees	244,105	508,144
Administrative fees	14,359	29,891
Distribution fees—Investor Class	31,883	9,540
Distribution fees—Class C	—	32,184
Trustees fees and expenses	6,348	11,216
Other	68,354	78,939
Total liabilities	8,763,695	26,287,038
Net Assets	$346,684,795	$722,502,645
Net Assets Represent:
Paid-in capital	$368,136,429	$810,421,726
Undistributed net investment income	88,097	1,022,638
Accumulated net realized loss from investments	(19,568,528)	(44,117,594)
Net unrealized depreciation of investments	(1,971,203)	(44,824,125)
Net Assets	$346,684,795	$722,502,645
Investor Class:
Net Assets	$153,209,635	$46,249,892
Shares outstanding	7,667,984	3,885,696
Net asset value, offering and redemption price per share	$19.98	$11.90
Institutional Class:
Net Assets	$193,475,160	$637,362,578
Shares outstanding	9,559,135	53,437,538
Net asset value, offering and redemption price per share	$20.24	$11.93
Class C:
Net Assets	n/a	$38,890,175
Shares outstanding	n/a	3,343,922
Net asset value, offering and redemption price per share	n/a	$11.63
* Investments at cost	$355,046,076	$787,628,209

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended March 31, 2016

	AMG	AMG
	SouthernSun	SouthernSun
	Small Cap Fund	U.S. Equity Fund
Investment Income:
Dividend income	$2,163,117	$5,713,555
Securities lending income	153,089	157,612
Foreign withholding tax	(10,672)	(21,208)
Interest income	107	68
Total investment income	2,305,641	5,850,027
Expenses:
Investment advisory and management fees	1,660,161	3,145,393
Administrative fees	97,657	185,023
Distribution fees—Investor Class	209,801	57,999
Distribution fees—Class C	—	188,774
Professional fees	28,831	39,203
Reports to shareholders	22,665	26,026
Custodian fees	17,962	25,961
Registration fees	17,839	22,193
Trustees fees and expenses	15,940	28,525
Transfer agent fees	15,198	41,591
Miscellaneous	7,500	8,860
Total expenses before offsets/reductions	2,093,554	3,769,548
Fee waivers	—	(6,372)
Expense reductions	(37,737)	(16,068)
Net expenses	2,055,817	3,747,108
Net investment income	249,824	2,102,919
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(29,587,362)	(43,458,437)
Net change in unrealized appreciation (depreciation) of investments	51,808,669	80,334,369
Net realized and unrealized gain	22,221,307	36,875,932
Net increase in net assets resulting from operations	$22,471,131	$38,978,851

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended March 31, 2016 (unaudited) and the fiscal year ended September 30, 2015

	AMG SouthernSun		AMG SouthernSun
	Small Cap Fund		U.S. Equity Fund
	March 31, 2016	September 30, 2015	March 31, 2016	September 30, 2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$249,824	$1,198,252	$2,102,919	$3,884,826
Net realized gain (loss) on investments	(29,587,362)	63,568,249	(43,458,437)	30,866,741
Net change in unrealized appreciation (depreciation) of investments	51,808,669	(186,720,014)	80,334,369	(153,357,631)
Net increase (decrease) in net assets resulting from operations	22,471,131	(121,953,513)	38,978,851	(118,606,064)
Distributions to Shareholders:
From net investment income:
Investor Class	(198,482)	—	(93,018)	—
Institutional Class	(991,025)	(170,472)	(4,160,029)	(711,097)
Class C	—	—	—	—
From net realized gain on investments:
Investor Class	(18,592,749)	(25,689,499)	(1,842,749)	(2,255,916)
Institutional Class	(22,361,716)	(31,028,840)	(26,544,165)	(16,159,930)
Class C	—	—	(1,556,121)	(707,773)
Distributions to shareholders	(42,143,972)	(56,888,811)	(34,196,082)	(19,834,716)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(108,755,822)	(151,542,901)	(86,473,814)	211,154,773
Total increase (decrease) in net assets	(128,428,663)	(330,385,225)	(81,691,045)	72,713,993
Net Assets:
Beginning of period	475,113,458	805,498,683	804,193,690	731,479,697
End of period	$346,684,795	$475,113,458	$722,502,645	$804,193,690
End of period undistributed net investment income	$88,097	$1,027,780	$1,022,638	$3,172,766

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG SouthernSun Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended September 30,
	March 31, 2016
Investor Class	(unaudited)	2015	2014[4]	2013[5]	2012[5]	2011[5]
Net Asset Value, Beginning of Period	$21.09	$28.23	$29.46	$21.64	$17.41	$15.94
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.00)[6]	0.01	(0.05)[7]	0.00 [6]	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	1.24	(5.01)	2.56	8.70	5.50	1.56
Total income (loss) from investment operations	1.24	(5.00)	2.51	8.70	5.47	1.47
Distributions to Shareholders from:
Net investment income	(0.02)	—	—	(0.10)	—	—
Net realized gain on investments	(2.33)	(2.14)	(3.74)	(0.78)	(1.24)	—
Total distributions to shareholders	(2.35)	(2.14)	(3.74)	(0.88)	(1.24)	—
Net Asset Value, End of Period	$19.98	$21.09	$28.23	$29.46	$21.64	$17.41
Total Return[2]	6.67%[9]	(18.94)%	8.53%	41.42%	32.12%	9.22%
Ratio of net expenses to average net assets (with offsets/reductions)	1.20%[10]	1.19%	1.20%	1.22%	1.25%	1.42%[8]
Ratio of expenses to average net assets (with offsets)	1.21%[10]	1.20%	1.20%	1.22%	1.25%	1.42%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.21%[10]	1.20%	1.20%	1.22%	1.25%	1.33%
Ratio of net investment income (loss) to average net assets[2]	(0.01)%[10]	0.04%	(0.16)%	0.01%	(0.15)%	(0.44)%
Portfolio turnover	7%[9]	31%	24%	22%	31%	38%
Net assets at end of period (000’s omitted)	$153,210	$193,335	$378,849	$417,148	$214,667	$93,228

	For the six
	months ended	For the fiscal years ended September 30,
	March 31, 2016
Institutional Class	(unaudited)	2015	2014[4]	2013[5]	2012[5]	2011[5]
Net Asset Value, Beginning of Period	$21.43	$28.62	$29.76	$21.84	$17.52	$15.99
Income from Investment Operations:
Net investment income (loss)[1,2]	0.02	0.08	0.03 [7]	0.06	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	1.27	(5.09)	2.58	8.80	5.53	1.55
Total income (loss) from investment operations	1.29	(5.01)	2.61	8.86	5.56	1.53
Distributions to Shareholders from:
Net investment income	(0.11)	(0.01)	(0.01)	(0.16)	—	—
Net realized gain on investments	(2.37)	(2.17)	(3.74)	(0.78)	(1.24)	—
Total distributions to shareholders	(2.48)	(2.18)	(3.75)	(0.94)	(1.24)	—
Net Asset Value, End of Period	$20.24	$21.43	$28.62	$29.76	$21.84	$17.52
Total Return[2]	6.79%[9]	(18.73)%	8.80%	41.81%	32.45%	9.57%
Ratio of net expenses to average net assets (with offsets/reductions)	0.95%[10]	0.94%	0.95%	0.97%	1.01%	1.08%
Ratio of expenses to average net assets (with offsets)	0.96%[10]	0.95%	0.95%	0.97%	1.01%	1.08%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.96%[10]	0.95%	0.95%	0.97%	1.01%	1.08%
Ratio of net investment income (loss) to average net assets[2]	0.24%[10]	0.29%	0.09%	0.24%	0.14%	(0.12)%
Portfolio turnover	7%[9]	31%	24%	22%	31%	38%
Net assets at end of period (000’s omitted)	$193,475	$281,778	$426,650	$357,624	$138,985	$43,417

AMG SouthernSun U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2016	For the fiscal years ended September 30,			For the period ended
Investor Class	(unaudited)	2015	2014[4]	2013[5]	September 30, 2012*,5
Net Asset Value, Beginning of Period	$11.77	$13.89	$13.05	$10.09	$10.00
Income from Investment Operations:
Net investment income (loss)[1,2]	0.02	0.03	0.00 [6,7]	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.61	(1.83)	1.10	3.86	0.08
Total income (loss) from investment operations	0.63	(1.80)	1.10	3.85	0.09
Distributions to Shareholders from:
Net investment income	(0.02)	—	(0.01)	(0.07)	—
Net realized gain on investments	(0.48)	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.50)	(0.32)	(0.26)	(0.89)	—
Net Asset Value, End of Period	$11.90	$11.77	$13.89	$13.05	$10.09
Total Return[2]	5.65%[9]	(13.20)%	8.56%	40.83%	0.90%[9]
Ratio of net expenses to average net assets (with offsets/reductions)	1.20%[10]	1.18%	1.31%[8]	1.30%	1.15%[10]
Ratio of expenses to average net assets (with offsets)	1.20%[10]	1.20%	1.31%	1.30%	1.15%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.20%[10]	1.20%	1.32%	1.55%	3.06%[10]
Ratio of net investment income (loss) to average net assets[2]	0.38%[10]	0.25%	(0.04)%	(0.04)%	0.20%[10]
Portfolio turnover	8%[9]	22%	20%	25%	49%[9]
Net assets at end of period (000’s omitted)	$46,250	$50,529	$87,858	$22,653	$263

	For the six months ended March 31, 2016	For the fiscal years ended September 30,			For the period ended
Institutional Class	(unaudited)	2015	2014[4]	2013[5]	September 30, 2012*,5
Net Asset Value, Beginning of Period	$11.83	$13.94	$13.08	$10.11	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.04	0.07	0.03 [7]	0.02	0.02
Net realized and unrealized gain (loss) on investments	0.62	(1.85)	1.11	3.85	0.09
Total income (loss) from investment operations	0.66	(1.78)	1.14	3.87	0.11
Distributions to Shareholders from:
Net investment income	(0.08)	(0.01)	(0.03)	(0.08)	—
Net realized gain on investments	(0.48)	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.56)	(0.33)	(0.28)	(0.90)	—
Net Asset Value, End of Period	$11.93	$11.83	$13.94	$13.08	$10.11
Total Return[2]	5.85%[9]	(12.98)%	8.85%	41.02%	1.10%[9]
Ratio of net expenses to average net assets (with offsets/reductions)	0.95%[10]	0.93%	1.06%[8]	1.05%	0.90%[10]
Ratio of expenses to average net assets (with offsets)	0.95%[10]	0.95%	1.06%	1.05%	0.90%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.95%[10]	0.95%	1.07%	1.30%	2.81%[10]
Ratio of net investment income to average net assets[2]	0.63%[10]	0.53%	0.21%	0.21%	0.45%[10]
Portfolio turnover	8%[9]	22%	20%	25%	49%[9]
Net assets at end of period (000’s omitted)	$637,363	$715,376	$620,300	$209,419	$11,502

AMG SouthernSun U.S. Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended March 31, 2016	For the fiscal years ended September 30,			For the period ended
Class C	(unaudited)	2015	2014[4]	2013[5]	September 30, 2012*,5
Net Asset Value, Beginning of Period	$11.51	$13.69	$12.95	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.02)	(0.06)	(0.11)[7]	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.61	(1.80)	1.10	3.83	0.10
Total income (loss) from investment operations	0.59	(1.86)	0.99	3.74	0.08
Distributions to Shareholders from:
Net investment income	—	—	—	(0.05)	—
Net realized gain on investments	(0.47)	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.47)	(0.32)	(0.25)	(0.87)	—
Net Asset Value, End of Period	$11.63	$11.51	$13.69	$12.95	$10.08
Total Return[2]	5.36%[9]	(13.88)%	7.73%	39.67%	0.80%[9]
Ratio of net expenses to average net assets (with offsets/reductions)	1.95%[10]	1.93%	2.06%[8]	2.05%	1.90%[10]
Ratio of expenses to average net assets (with offsets)	1.95%[10]	1.95%	2.06%	2.05%	1.90%[10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.95%[10]	1.95%	2.07%	2.30%	3.81%[10]
Ratio of net investment loss to average net assets[2]	(0.37)%[10]	(0.46)%	(0.79)%	(0.79)%	(0.55)%[10]
Portfolio turnover	8%[9]	22%	20%	25%	49%[9]
Net assets at end of period (000’s omitted)	$38,890	$38,288	$23,321	$6,072	$374

Notes to Financial Highlights (unaudited)

*	Commencement of operations was on April 10, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2, in the Notes to Financial Statements.)
[4]	At the start of business on March 31, 2014, SouthernSun Small Cap Fund and SouthernSun U.S. Equity Fund were reorganized into a fund of the AMG Funds.
[5]	Audited by previous registered public accounting firm.
[6]	Amount is less than $0.01 or $(0.01) per share.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.07) and $0.00 for AMG SouthernSun Small Cap Fund’s Investor Class and Institutional Class shares, respectively, and $(0.03), $0.01, and $(0.13) for AMG SouthernSun U.S. Equity Fund’s Investor Class, Institutional Class and Class C shares, respectively.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods.
[9]	Not annualized.
[10]	Annualized.

Notes to Financial Statements (unaudited)

March 31, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG SouthernSun Small Cap Fund (“Small Cap”) and AMG SouthernSun U.S. Equity Fund (“U.S. Equity”), each a “Fund” and collectively the “Funds.” The Funds will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended March 31, 2016, Small Cap and U.S. Equity had redemption fees amounting to $6,676 and $8,632, respectively.

Small Cap offers two classes of shares: Investor and Institutional. U.S. Equity offers three classes of shares: Investor, Institutional and Class C. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Small Cap and U.S. Equity are non-diversified. A greater percentage of the Funds’ holdings may be focused in a smaller number of securities which may place the Funds at greater risk than a more diversified fund.

Small Cap is currently closed to new investors. Please refer to a current prospectus for additional information.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value

15

Notes to Financial Statements (continued)

measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Funds’ expenses. For the six months ended March 31, 2016, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Small Cap—$37,736 or 0.01%, and U.S. Equity—$16,068 or 0.002%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended March 31, 2016, the Funds’ custodian expense was not reduced.

Overdrafts fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended March 31, 2016, the overdraft fees for U.S. Equity equaled $4 .

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Temporary differences are due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of September 30, 2015 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal

16

Notes to Financial Statements (continued)

income tax is required in the Funds’ financial statements. Additionally, management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of March 31, 2016, the Funds had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Funds incur net capital loss for the fiscal year ended September 30, 2016, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended March 31, 2016 (unaudited) and the fiscal year ended September 30, 2015, the capital stock transactions by class for Small Cap and U.S. Equity were as follows:

	Small Cap				U.S. Equity
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class Shares
Proceeds from sale of shares	243,045	$4,732,271	788,963	$20,363,367	424,248	$4,849,195	3,631,311	$49,078,302
Reinvestment of distributions	989,316	18,510,099	999,718	25,132,922	168,556	1,897,943	167,350	2,212,366
Cost of shares repurchased	(2,729,679)	(54,135,100)	(6,043,196)	(151,958,118)	(1,001,859)	(11,644,915)	(5,831,033)	(79,600,497)

Net decrease	(1,497,318)	$(30,892,730)	(4,254,515)	$(106,461,829)	(409,055)	$(4,897,777)	(2,032,372)	$(28,309,829)

Institutional Class Shares
Proceeds from sale of shares	725,966	$14,570,583	2,216,617	$57,614,562	8,041,141	$91,946,638	30,844,034	$415,469,968
Reinvestment of distributions	1,034,539	19,604,513	926,372	23,622,475	2,374,991	26,789,897	979,290	12,995,165
Cost of shares repurchased	(5,349,610)	(112,038,188)	(4,902,219)	(126,318,109)	(17,456,189)	(200,541,187)	(15,836,419)	(210,383,742)

Net increase (decrease)	(3,589,105)	$(77,863,092)	(1,759,230)	$(45,081,072)	(7,040,057)	$(81,804,652)	15,986,905	$218,081,391

Class C Shares
Proceeds from sale of shares	—	—	—	—	229,007	$2,602,423	1,819,683	$23,904,874
Reinvestment of distributions	—	—	—	—	140,544	1,548,792	53,456	695,458
Cost of shares repurchased	—	—	—	—	(350,810)	(3,922,600)	(250,961)	(3,217,121)

Net increase	—	—	—	—	18,741	$228,615	1,622,178	$21,383,211

Notes to Financial Statements (continued)

At March 31, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Small Cap—two collectively own 49%; U.S. Equity—three collectively own 59%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At March 31, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Small Cap and U.S. Equity were $7,508,938 and $23,903,489, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by SouthernSun Asset Management LLC (“SouthernSun”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in SouthernSun.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended March 31, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Small Cap	0.85%
U.S. Equity	0.85%

The Investment Manager has contractually agreed, through at least January 31, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Small Cap to 1.50% and 1.25% for Investor Class and Institutional Class shares’ average daily net assets, respectively, and of U.S. Equity to 1.34%, 1.09% and 2.09% for Investor Class, Institutional Class and Class C shares’ average daily net assets, respectively, subject to later reimbursement by the Funds in certain circumstances.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver, payment or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Funds’ respective contractual expense limitation amount. At September 30, 2015, there are no reimbursements available for repayment.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments each Fund may have made in the JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended March 31, 2016, the management fee for U.S. Equity was reduced by $6,372 or 0.001%.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. Each Fund pays a fee to the Administrator at the rate of 0.05% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Notes to Financial Statements (continued)

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares, and Class C shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor of up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares and up to 1.00% annually of average daily net assets attributable to U.S. Equity—Class C shares. The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the plan by Class C or Investor Class shares of AMG SouthernSun U.S. Equity Fund and Investor Class shares of AMG SouthernSun Small Cap Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of each Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended March 31, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Small Cap lent $1,593,203 for three days earning interest of $107 and U.S. Equity lent $2,684,066 for one day earning interest of $68. The interest income amount is included in the Statement of Operations as interest income. At March 31, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended March 31, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Small Cap	$27,548,124	$187,606,718
U.S. Equity	56,224,273	147,574,537

The Funds had no purchases or sales of U.S. Government obligations during the six months ended March 31, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At March 31, 2016, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Small Cap	$7,248,638	$7,508,938
U.S. Equity	23,336,227	23,903,489

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

19

Notes to Financial Statements (continued)

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of March 31, 2016:

		Gross Amount Not Offset in the
		Statement of Assets and Liabilities
	Net Amounts of Assets
	Presented in the Statement	Financial	Cash Collateral
	of Assets and Liabilities	Instruments	Received	Net Amount
Small Cap
BNP Paribas Securities Corp.	$1,783,388	$1,783,388	—	—
Daiwa Capital Markets America	1,783,388	1,783,388	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,783,388	1,783,388	—	—
Mitsubishi UFJ Securities USA, Inc.	1,783,388	1,783,388	—	—
RBC Capital Markets LLC	375,386	375,386	—	—

Total	$7,508,938	$7,508,938	—	—

U.S. Equity
Citigroup Global Markets, Inc.	$4,543,098	$4,543,098	—	—
Daiwa Capital Markets America	817,795	817,795	—	—
HSBC Securities USA, Inc.	5,677,091	5,677,091	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	5,677,091	5,677,091	—	—
Mizuho Securities USA, Inc.	5,677,091	5,677,091
State of Wisconsin Investment Board	1,511,323	1,511,323	—	—

Total	$23,903,489	$23,903,489	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements, except that Small Cap has reopened to new investors effective April 15, 2016.

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300,

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

SouthernSun Asset Management, LLC

6070 Poplar Avenue

Suite 300

Memphis, TN 38119

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners     Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small

    Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International     Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International

    Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap     Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets     Equity

AMG Trilogy Emerging Wealth     Equity

AMG Trilogy Global Equity

AMG Trilogy International Small     Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special     Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced     Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors

    Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital

    Appreciation

AMG Managers Cadence Emerging

    Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging     Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro     Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate     Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special     Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income

    Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate     Duration Government

AMG Managers Short Duration

    Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: May 18, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: May 18, 2016